EQUITY (Tables)	6 Months Ended
Jun. 30, 2023
Equity [abstract]
Disclosure of classes of share capital
Our company’s equity is comprised of the following shares:

	Class C shares
	Shares outstanding (Shares)(1)	Share capital (US$ Millions)
Balance at January 1, 2022	2,103,677	$53
Share issuance	—	—
Balance at December 31, 2022 and June 30, 2023	2,103,677	$53
1.Shares outstanding have been adjusted to effect for the change in shares due to the stock split. See Note 9, Financial Liabilities.